UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY CLASSIC VALUES FUND

FORM N-Q

AUGUST 31, 2005

SMITH BARNEY CLASSIC VALUES FUND

Schedule of Investments (unaudited)	August 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 91.1%
CONSUMER DISCRETIONARY - 38.4%
Hotels, Restaurants & Leisure - 5.2%
269,500	CKE Restaurants Inc.	$3,153,150
40,700	Darden Restaurants Inc.	1,278,387
122,250	McDonald’s Corp.	3,967,012
97,598	Scientific Games Corp., Class A Shares *	2,941,604

		11,340,153

Household Durables - 4.1%
158,800	American Greetings Corp., Class A Shares	4,031,932
125,700	Tupperware Corp.	2,755,344
123,000	Universal Electronics Inc. *	2,142,660

		8,929,936

Internet & Catalog Retail - 1.2%
232,200	FTD Group Inc. *	2,612,250

Leisure Equipment & Products - 2.4%
177,100	Hasbro Inc.	3,665,970
83,300	Mattel Inc.	1,501,899

		5,167,869

Media - 12.6%
218,300	Gray Television Inc.	2,685,090
632,700	Interpublic Group of Cos. Inc. *	7,674,651
169,905	Journal Register Co. *	3,185,719
41,400	Knight-Ridder Inc.	2,652,912
124,100	Tribune Co.	4,662,437
130,400	Walt Disney Co.	3,284,776
147,800	Westwood One Inc.	3,004,774

		27,150,359

Multiline Retail - 0.7%
29,400	J.C. Penney Co. Inc.	1,429,722

Specialty Retail - 10.3%
139,100	Claire’s Stores Inc.	3,266,068
141,900	Foot Locker Inc.	3,099,096
123,100	Jo-Ann Stores Inc. *	2,646,650
77,600	Office Depot Inc. *	2,328,000
128,100	Payless ShoeSource Inc. *	2,374,974
306,000	Pier 1 Imports Inc.	3,809,700
133,600	RadioShack Corp.	3,348,016
60,400	Ross Stores Inc.	1,502,752

		22,375,256

Textiles, Apparel & Luxury Goods - 1.9%
41,800	Brown Shoe Co. Inc.	1,496,440
152,900	Tommy Hilfiger Corp. *	2,683,395

		4,179,835

	TOTAL CONSUMER DISCRETIONARY	83,185,380

CONSUMER STAPLES - 6.3%
Beverages - 1.5%
50,900	Molson Coors Brewing Co., Class B Shares	3,263,199

Food Products - 3.1%
628,100	Del Monte Foods Co. *	6,789,761

Personal Products - 1.7%
327,900	Playtex Products Inc. *	3,547,878

	TOTAL CONSUMER STAPLES	13,600,838

See Notes to Schedule of Investments.

1

SMITH BARNEY CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
ENERGY - 4.4%
Energy Equipment & Services - 1.8%
298,300	Newpark Resources Inc. *	$2,651,887
35,900	Patterson-UTI Energy Inc.	1,221,318

		3,873,205

Oil, Gas & Consumable Fuels - 2.6%
248,400	Williams Cos. Inc.	5,574,096

	TOTAL ENERGY	9,447,301

FINANCIALS - 10.3%
Capital Markets - 6.8%
22,600	Goldman Sachs Group Inc.	2,512,668
228,900	Janus Capital Group Inc.	3,234,357
55,800	Merrill Lynch & Co. Inc.	3,189,528
51,700	Morgan Stanley	2,629,979
156,100	Waddell & Reed Financial Inc., Class A Shares	3,025,218

		14,591,750

Commercial Banks - 1.3%
66,000	Bank of America Corp.	2,839,980

Insurance - 2.2%
171,200	Marsh & McLennan Cos. Inc.	4,802,160

	TOTAL FINANCIALS	22,233,890

HEALTH CARE - 4.2%
Biotechnology - 1.3%
149,300	Cambrex Corp.	2,839,686

Health Care Equipment & Supplies - 2.9%
64,100	Baxter International Inc.	2,585,153
173,700	PerkinElmer Inc.	3,595,590

		6,180,743

	TOTAL HEALTH CARE	9,020,429

INDUSTRIALS - 9.5%
Air Freight & Logistics - 1.3%
110,126	Pacer International Inc. *	2,889,706

Commercial Services & Supplies - 1.1%
56,100	John H. Harland Co.	2,353,395

Construction & Engineering - 2.6%
463,600	Quanta Services Inc. *	5,563,200

Electrical Equipment - 0.4%
48,300	Metrologic Instruments Inc. *	809,025

Industrial Conglomerates - 3.8%
299,800	Tyco International Ltd.	8,343,434

Machinery - 0.3%
14,700	Manitowoc Co. Inc.	685,020

	TOTAL INDUSTRIALS	20,643,780

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 4.5%
178,100	Cisco Systems Inc. *	3,138,122
207,600	CommScope Inc. *	3,882,120
894,100	Lucent Technologies Inc. *	2,753,828

		9,774,070

Computers & Peripherals - 4.2%
66,200	Diebold Inc.	3,177,600
69,400	NCR Corp. *	2,374,868

See Notes to Schedule of Investments.

2

SMITH BARNEY CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

SHARES	SECURITY	VALUE
Computers & Peripherals (continued)
121,100	UNOVA Inc. *	$3,513,111

		9,065,579

Electronic Equipment & Instruments - 2.9%
184,400	AVX Corp.	2,450,676
256,800	Technitrol Inc.	3,767,256

		6,217,932

Office Electronics - 1.3%
220,000	Xerox Corp. *	2,950,200

	TOTAL INFORMATION TECHNOLOGY	28,007,781

MATERIALS - 4.8%
Chemicals - 0.5%
159,700	Wellman Inc.	1,109,915

Metals & Mining - 2.5%
291,100	AK Steel Holding Corp. *	2,299,690
28,300	Phelps Dodge Corp.	3,043,099

		5,342,789

Paper & Forest Products - 1.8%
88,700	Neenah Paper Inc.	2,687,610
18,100	Weyerhaeuser Co.	1,176,862

		3,864,472

	TOTAL MATERIALS	10,317,176

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
32,000	PanAmSat Holding Corp.	768,640

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $174,752,455)	197,225,215

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 7.5%
Repurchase Agreement - 7.5%
$16,150,000	State Street Bank & Trust Co., dated 8/31/05, 3.250% due 9/1/05, Proceeds at maturity - $16,151,458; (Fully collateralized by U.S. Treasury Bond, 8.000% due 11/15/21; Market value - $16,476,808) (Cost - $16,150,000)	16,150,000

	TOTAL INVESTMENTS - 98.6% (Cost - $190,902,455#)	213,375,215
	Other Assets in Excess of Liabilities - 1.4%	3,110,043

	TOTAL NET ASSETS - 100.0%	$216,485,258

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Classic Values Fund (the “Fund”), is a separate diversified investment fund of Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,776,208
Gross unrealized depreciation	(4,303,448)

Net unrealized appreciation	$22,472,760

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 28, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 28, 2005